CONCENTRATION AND RISKS - Schedule of concentration risk of accounts receivable from related party (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration and risks
Accounts receivable from a related party		¥ 631,760	¥ 689,984
Related party | Xiaomi | Accounts Receivable | Credit Risk
Concentration and risks
Accounts receivable from a related party	¥ 324,223	¥ 360,497
Concentration risk, percentage	100.00%	100.00%